Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the Activity Under the Share Option Scheme
A summary of the activity under the Share Option Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2020	86,759,375	0.07	0.54	7.12	2.83
Granted	12,292,710	0.07	2.80
Forfeited	(7,384,942)	0.07	1.38
Exercised	(29,906,941)	0.07	0.71

Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	0.98

Vested and expected to vest at December 31, 2021	61,760,202	0.07	0.87	6.61	0.98

Exercisable at December 31, 2021	28,437,976	0.07	0.46	5.22	0.98

Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme
A summary of the activity for the restricted shares issued under the Share Award Scheme is stated below:

	Number of shares	Weighted-average grant date fair value
		US$
Outstanding, December 31, 2020	53,602,560	0.76
Granted	29,076,828	2.04
Vested	(19,020,640)	0.71
Forfeited	(5,671,482)	1.61

Outstanding, December 31, 2021	57,987,266	1.32

Expected to vest at December 31, 2021	57,987,266	1.32

Summary of the Activity for the Restricted Shares Issued Under the Share Award Scheme
A summary of the activity for the options issued under the Share Award Scheme is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant- date fair value	Weighted- average remaining contractual term	Aggregate intrinsic value
		US$	US$	Years	US$
Outstanding, December 31, 2020	37,191,840	0.82	0.31	9.00	2.09
Exercised	(8,081,820)	0.64	0.33
Forfeited	(1,241,600)	0.87	0.30

Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	0.22

Vested and expected to vest at December 31, 2021	27,868,420	0.83	0.31	7.99	0.22

Exercisable at December 31, 2021	12,566,340	0.80	0.30	8.00	0.25

Summary of Assumptions Used To Estimate the Fair Value of the Share Options
The estimated fair values of the ordinary shares, at the share award grant dates, was determined with the assistance from an independent third-party valuation firm. The assumptions used to estimate the fair value of the share options granted are as follows:

For the year ended December 31
	2019	2020	2021
Risk-free rate	1.58%-1.80%	0.66%-1.84%	1.13%-1.62%
Expected volatility range	37.40%-37.90%	37.3%-37.8%	36.28%-38.03%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$0.72-US$0.76	US$0.76-US$1.94	US$1.97-US$3.49

Summary of acquisition date fair value of each share-based award is estimated
The acquisition date fair value of each Camelot award is estimated on the date of modification using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per Camelot’s ordinary share	RMB23.00

Summary of Share-based Compensation Expense
The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cost of revenues	8,509	10,614	17,481	2,743
Selling and marketing expenses	37,808	62,270	72,594	11,392
General and administrative expenses	31,988	169,101	193,886	30,425
Research and development expenses	42,974	88,129	150,389	23,599

	121,279	330,114	434,350	68,159